JOINT VENTURES (Details Textual) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 15, 2013 New Lead JMEG LLC [Member]	Apr. 11, 2012 New Lead JMEG LLC [Member]	Dec. 31, 2013 New Lead JMEG LLC [Member]	Dec. 31, 2012 New Lead JMEG LLC [Member]	Dec. 31, 2012 NewLead Holdings (US) Corp [Member]	Dec. 31, 2013 NewLead Mojave Holdings LLC. [Member]	Dec. 31, 2012 NewLead Mojave Holdings LLC. [Member]	Dec. 31, 2012 Coal Sales Agreements [Member]	Dec. 31, 2012 Joint Venture Agreement [Member]
Loss from investments in Joint Ventures						$ 287,000	$ 2,469,000		$ 16,000	$ 2,838,000
Interest and Finance Cost	62,670,000	86,549,000	22,672,000			271,000	369,000
Total current assets	12,422,000	12,225,000				2,493,000	2,380,000
Total current liabilities	291,701,000	177,426,000				4,358,000	4,819,000
Joint Venture Investment Percentage	50.00%									50.00%
Line of Credit Facility, Amount Outstanding	24,781,000							3,000,000
Joint Venture Ownership Percentage								100.00%		52.00%
General and administrative expenses	81,893,000	8,249,000	16,521,000			574,000	4,939,000
Marketing And Administrative Services						1,810,000	1,387,000
Related Party Transaction, Amounts of Transaction						1,980,000
Third Party Aggregate Amount Relating To Start Up Fees						3,280,000
Marketing And Administrative Services Monthly Fee					160,000
Common Stock, Shares, Issued	3,230,000	3,230,000										1,625
Payments to Acquire Interest in Joint Venture		2,500,000									1,000,000
Payment Of Fee For Acquisition Of Interest In Joint Venture		300,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net						1,077,000
Related Party Transaction Amounts Of Transaction Cancelled Invoice Amount				$ 1,980,000